Business combinations - Cenat Narrative (Detail) - Cenat - Fair value at acquisition date [member] € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of detailed information about business combination [line items]
Consideration paid in cash	€ 1,547
Contingent consideration over the coming years	2,250
Fair value of the contingent consideration as of December 31, 2015	1,310
Contribution to the
Payment shareholders 2018	263
Payment shareholders Jan 21, 2019	450
Cenat consideration payable	450
Fair value contingent consideration	905
Min contingent consideration over the coming years	€ 0